Operating Leases (Tables)	6 Months Ended
Jun. 30, 2025
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Time charter revenues (service element included)	$85,920	$71,075	$168,911	$141,926
Bareboat revenues	—	2,362	—	4,873
Total time charter and bareboat revenues	85,920	73,437	168,911	146,799
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	1,140	983	2,178	4,253
Total revenues	$87,060	$74,420	$171,089	$151,052

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2025 (excluding the six months ended June 30, 2025)	$178,012
2026	276,179
2027	208,762
2028	115,621
2029	72,190
2030 and thereafter	44,439
Total	$895,203

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2025 is as follows:

(U.S. Dollars in thousands)
2025 (excluding the six months ended June 30, 2025)	$627
2026	1,254
2027	1,254
2028	1,254
Total	4,389
Less imputed interest	529
Carrying value of operating lease liabilities	$3,860